Schedule II (details) - Guarantees Footnote (details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Guarantor obligations
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 700
7.75% Senior notes due April 15, 2026 [Member]
Guarantor obligations
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 200
Interest rate (percent)	7.75%	7.75%
6.375% Senior notes due March 15, 2033 [Member]
Guarantor obligations
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 500
Interest rate (percent)	6.375%	6.375%
Guarantees on payment of principal, premiums and interest on certain debt obligations [Member] | Travelers [Member] | 7.75% Senior notes due April 15, 2026 [Member]
Guarantor obligations
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 200
Interest rate (percent)	7.75%
Guarantees on payment of principal, premiums and interest on certain debt obligations [Member] | Travelers [Member] | 6.375% Senior notes due March 15, 2033 [Member]
Guarantor obligations
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 500
Interest rate (percent)	6.375%